INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES
Net operating loss carryforward for tax purposes	$ 28,900,000
Differences between the Company's effective tax rate and the statutory federal rate
Tax benefit computed at "expected" statutory rate	(4,795,151)	(16,695,036)
State income taxes, net of benefit	0
Permanent differences :
Stock based compensation and consulting	866,305	240,786
Prior year true-ups	(439,456)
Loss (gain) from change in fair value of derivative liability		494,700
Amortization of debt discount, deferred financing cost, and other non-cash interest		3,768,000
Stock based settlement expense		1,660,300
Loss on extinguishment of debts		1,621,700
Other	(17,014)	55,334
Increase in valuation allowance	4,385,316	8,854,216
Net income tax benefit	$ 0
Differences between the Company's effective tax rate and the statutory federal rate
Computed "expected" tax expense (benefit) (as a percent)	(34.00%)	(34.00%)
State income taxes (as a percent)	0.00%	0.00%
Permanent differences (as a percent)	2.91%	15.50%
Change in valuation allowance (as a percent)	31.09%	18.50%
Effective tax rate (as a percent)	0.00%	0.00%